INVENTORIES - Schedule of inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Finished goods	€ 10,376	€ 10,320
Work in progress	4,616	1,843
Raw materials	2,237	2,304
Balance at 31 December	€ 17,229	€ 14,467